ORGANIZATION AND DESCRIPTION OF THE BUSINESS (Details) $ in Millions	Dec. 31, 2023 USD ($)	Sep. 28, 2023 shares	Dec. 31, 2022 USD ($)	Jun. 10, 2022 shares	Mar. 31, 2022	Nov. 01, 2021 shares	Oct. 01, 2021 shares	Aug. 01, 2021 shares	Apr. 21, 2021	Mar. 31, 2020 shares
Organization And Description Of The Business [Line Items]
Class A shares received by Brookfield and its subsidiaries (in shares)										13,700,000
Class A shares received by the partnership (in shares)										32,600,000
Percentage of issued and outstanding exchangeable shares held by holders of units										70.40%
Percentage of issued and outstanding exchangeable shares held by Brookfield										29.60%
Percentage of voting interest in company										75.00%
Exchangeable shares issued as a result of special distribution		21,000,000				3,200,000	12,100,000	26,900,000		69,500,000
Conversion ratio									0.25
Financial liabilities | $	$ 344		$ 390
Exchange ratio					1				1
Limited Partners
Organization And Description Of The Business [Line Items]
Special distribution, limited partner units, share conversion				1.5						0.11111